PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Other receivable(1)	$ 88,251	$ 234,710
Others prepaid expenses(2)	124,892	104,550
Subtotal	213,143	339,260
Allowance for doubtful accounts	0	0
Prepaid expenses and other current assets, net	$ 213,143	$ 339,260